SEGMENT AND GEOGRAPHIC INFORMATION (Net Revenue from Significant Types of Services) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Third Parties [Member] CNY	Dec. 31, 2011 Third Parties [Member] CNY	Dec. 31, 2010 Third Parties [Member] CNY	Dec. 31, 2012 Related Parties [Member] CNY	Dec. 31, 2011 Related Parties [Member] CNY	Dec. 31, 2010 Related Parties [Member] CNY	Dec. 31, 2012 Online Degree Programs [Member] CNY	Dec. 31, 2011 Online Degree Programs [Member] CNY	Dec. 31, 2010 Online Degree Programs [Member] CNY	Dec. 31, 2012 Online Degree Programs [Member] Third Parties [Member] CNY	Dec. 31, 2011 Online Degree Programs [Member] Third Parties [Member] CNY	Dec. 31, 2010 Online Degree Programs [Member] Third Parties [Member] CNY	Dec. 31, 2012 Online Tutoring Programs [Member] CNY	Dec. 31, 2011 Online Tutoring Programs [Member] CNY	Dec. 31, 2010 Online Tutoring Programs [Member] CNY	Dec. 31, 2012 Online Tutoring Programs [Member] Third Parties [Member] CNY	Dec. 31, 2011 Online Tutoring Programs [Member] Third Parties [Member] CNY	Dec. 31, 2010 Online Tutoring Programs [Member] Third Parties [Member] CNY	Dec. 31, 2012 Private Primary And Secondary Schools [Member] CNY	Dec. 31, 2011 Private Primary And Secondary Schools [Member] CNY	Dec. 31, 2010 Private Primary And Secondary Schools [Member] CNY	Dec. 31, 2012 Private Primary And Secondary Schools [Member] Third Parties [Member] CNY	Dec. 31, 2011 Private Primary And Secondary Schools [Member] Third Parties [Member] CNY	Dec. 31, 2010 Private Primary And Secondary Schools [Member] Third Parties [Member] CNY	Dec. 31, 2012 International And Elite Curriculum Programs [Member] CNY	Dec. 31, 2011 International And Elite Curriculum Programs [Member] CNY	Dec. 31, 2010 International And Elite Curriculum Programs [Member] CNY	Dec. 31, 2012 International And Elite Curriculum Programs [Member] Third Parties [Member] CNY	Dec. 31, 2011 International And Elite Curriculum Programs [Member] Third Parties [Member] CNY	Dec. 31, 2010 International And Elite Curriculum Programs [Member] Third Parties [Member] CNY	Dec. 31, 2012 Online Education Technical Services, Consulting Services And Recruiting Services [Member] Related Parties [Member] CNY	Dec. 31, 2011 Online Education Technical Services, Consulting Services And Recruiting Services [Member] Related Parties [Member] CNY	Dec. 31, 2010 Online Education Technical Services, Consulting Services And Recruiting Services [Member] Related Parties [Member] CNY
Segment Reporting Information [Line Items]
Net revenue	$ 78,379	488,322	435,859	388,842	216,520	186,036	157,308	271,802	249,823	231,534	393,343	347,107	310,005	121,541	97,284	78,471	25,266	25,755	23,669	25,266	25,755	23,669	59,937	49,653	41,054	59,937	49,653	41,054	9,776	13,344	14,114	9,776	13,344	14,114	271,802	249,823	231,534